UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22786

Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 18.9%

Security	Principal Amount* (000’s omitted)		Value

Banks — 2.1%
Citigroup, Inc., 5.13%, 11/12/19	NZD	9,740	$7,601,639
Citigroup, Inc., 6.25%, 6/29/17	NZD	11,045	8,756,331
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	4,740	3,639,341
Morgan Stanley, 7.60%, 8/8/17	NZD	24,500	19,942,584

			$39,939,895

Commercial Services — 1.0%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,561,450
Western Union Co. (The), 6.20%, 11/17/36		18,160	18,336,497

			$19,897,947

Computers — 1.2%
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		32,090	$22,783,900

			$22,783,900

Diversified Financial Services — 0.9%
Jefferies Group, LLC, 6.50%, 1/20/43		8,489	$8,468,499
Navient Corp., 5.625%, 8/1/33		3,914	3,209,480
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,860	6,208,300

			$17,886,279

Home Builders — 1.4%
MDC Holdings, Inc., 6.00%, 1/15/43		30,244	$26,387,890

			$26,387,890

Insurance — 0.5%
XLIT Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$10,066,678

			$10,066,678

Iron & Steel — 0.8%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$15,920,610

			$15,920,610

Mining — 2.5%
Southern Copper Corp., 5.25%, 11/8/42		32,919	$30,427,690
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	13,750,918
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	4,092,347

			$48,270,955

Security	Principal Amount* (000’s omitted)		Value

Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.55%, 10/1/24		24,450	$24,180,952

			$24,180,952

Oil & Gas — 3.1%
Apache Corp., 4.25%, 1/15/44		10,710	$10,233,887
Continental Resources, Inc., 3.80%, 6/1/24		7,288	7,018,832
Noble Energy, Inc., 5.05%, 11/15/44		14,046	14,692,861
Rowan Cos., Inc., 5.40%, 12/1/42		34,540	28,157,388

			$60,102,968

Retail — 2.1%
JC Penney Corp., Inc., 6.375%, 10/15/36		49,580	$37,804,750
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,568,165

			$39,372,915

Telecommunications — 2.0%
Avaya, Inc., 10.50%, 3/1/21(1)		32,990	$29,196,150
Sprint Capital Corp., 6.875%, 11/15/28		9,590	8,702,925

			$37,899,075

Total Corporate Bonds & Notes (identified cost $381,963,553)			$362,710,064

Foreign Corporate Bonds — 16.0%

Security	Principal Amount* (000’s omitted)		Value

Banks — 0.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$3,987,885
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	8,876,137

			$12,864,022

Engineering & Construction — 1.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		21,350	$18,681,250
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		17,407	15,062,123

			$33,743,373

Foods — 0.3%
ESAL GmbH, 6.25%, 2/5/23(1)		6,309	$6,309,000

			$6,309,000

17	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Mining — 2.2%
Barrick Gold Corp., 5.25%, 4/1/42		13,558	$12,815,428
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		21,320	20,484,128
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	10,033,002

			$43,332,558

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 7.45%, 5/1/34(1)		10,110	$9,604,500

			$9,604,500

Oil & Gas — 4.5%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$14,856,206
Ensco PLC, 5.75%, 10/1/44		18,958	18,763,226
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	9,594,887
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		25,570	17,962,925
Petrobras Global Finance BV, 5.625%, 5/20/43		29,800	24,763,800

			$85,941,044

Telecommunications — 6.0%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$14,799,550
Axtel SAB de CV, 9.00%, 1/31/20(1)		21,100	20,361,500
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		10,560	10,929,600
Oi SA, 5.75%, 2/10/22(1)		35,100	29,922,750
OTE PLC, 3.50%, 7/9/20(3)	EUR	9,500	9,707,037
Telecom Italia Capital SA, 6.00%, 9/30/34		28,107	29,512,350
Telecom Italia Capital SA, 7.20%, 7/18/36		900	1,035,000

			$116,267,787

Total Foreign Corporate Bonds (identified cost $307,720,857)			$308,062,284

Foreign Government Bonds — 19.3%

Security	Principal Amount* (000’s omitted)		Value

Brazil — 3.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	176,140	$52,305,573
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	8,165,203

			$60,470,776

Security	Principal Amount* (000’s omitted)		Value

Canada — 3.7%
Canadian Government Bond, 2.00%, 6/1/16	CAD	24,710	$20,765,821
Canadian Government Bond, 2.75%, 9/1/16	CAD	24,850	21,160,707
Canadian Government Bond, 4.00%, 6/1/16	CAD	33,910	29,101,610

			$71,028,138

Ecuador — 0.5%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$10,388,000

			$10,388,000

Greece — 0.6%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	980	$654,734
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	980	651,768
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	980	641,507
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	980	616,286
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	980	605,828
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	980	598,069
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	980	599,054
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	980	596,787
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	980	596,831
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	980	603,236
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	980	596,963
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	980	596,899
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	980	596,930
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	980	597,624
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	980	598,999
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	980	596,892
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	980	598,651
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	980	597,381

18	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Greece (continued)
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	980	$595,790
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	980	596,897

			$12,137,126

Mexico — 3.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$45,750,422
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	14,379,871

			$60,130,293

Mongolia — 0.3%
Mongolia Government International Bond, 5.125%, 12/5/22(1)		5,600	$5,054,000

			$5,054,000

New Zealand — 0.9%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	20,160	$16,483,602

			$16,483,602

Norway — 0.3%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$6,598,236

			$6,598,236

Supranational — 6.7%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	110,950,000	$8,416,793
European Investment Bank, 7.20%, 7/9/19(1)	IDR	115,220,000	8,678,410
Inter-American Development Bank, 7.20%, 11/14/17	IDR	480,520,000	36,033,347
International Finance Corp., 6.30%, 11/25/24	INR	770,560	11,508,356
International Finance Corp., 6.45%, 10/30/18	INR	2,260,800	35,553,807
International Finance Corp., 7.80%, 6/3/19	INR	847,370	13,900,524
International Finance Corp., 8.25%, 6/10/21	INR	870,650	14,662,670

			$128,753,907

Total Foreign Government Bonds (identified cost $395,457,799)			$371,044,078

Convertible Bonds — 12.0%

Security	Principal Amount (000’s omitted)	Value

Health Care – Products — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$12,620	$14,844,275

		$14,844,275

Home Builders — 8.0%
KB Home, 1.375%, 2/1/19	$48,855	$46,839,731
Lennar Corp., 3.25%, 11/15/21(1)	13,290	26,280,975
Ryland Group, Inc. (The), 0.25%, 6/1/19	50,241	47,603,348
Standard Pacific Corp., 1.25%, 8/1/32	28,240	33,111,400

		$153,835,454

Machinery – Diversified — 1.6%
Chart Industries, Inc., 2.00%, 8/1/18	$29,155	$30,794,969

		$30,794,969

Oil & Gas — 0.8%
American Energy – Permian Basin, LLC, 8.00%, 5/1/22(1)(5)	$9,735	$8,615,475
American Energy – Utica, LLC, 3.50%, 3/1/21(1)(5)	11,400	5,519,538

		$14,135,013

Semiconductors — 0.3%
Novellus Systems, Inc., 2.625%, 5/15/41	$2,800	$6,182,750

		$6,182,750

Telecommunications — 0.5%
Ciena Corp., 3.75%, 10/15/18(1)	$7,745	$10,155,631

		$10,155,631

Total Convertible Bonds (identified cost $227,588,237)		$229,948,092

Asset-Backed Securities — 2.1%

Security	Principal Amount (000’s omitted)	Value
ARP, Series 2014-SFR1, Class D, 3.18%, 9/17/31(1)(6)	$5,000	$5,130,530
CAH, Series 2014-2A, Class D, 2.53%, 7/17/31(1)(6)	7,250	7,316,087
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)	2,000	2,008,414

19	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust, Series 2014-SFR1, Class D, 2.78%, 6/17/31(1)(6)	$4,500	$4,567,000
PROG, Series 2014-SFR1, Class D, 2.93%, 10/17/31(1)(6)	5,000	5,094,850
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(1)	15,370	15,702,346

Total Asset-Backed Securities (identified cost $39,028,667)		$39,819,227

Commercial Mortgage-Backed Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$817,066
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,952
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,139,353
COMM, Series 2014-CR17, Class D, 4.96%, 5/10/47(1)(7)	3,000	2,962,512
COMM, Series 2014-CR18, Class D, 4.897%, 7/15/47(1)(7)	1,750	1,714,406
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(1)	2,400	2,026,349
COMM, Series 2014-CR21, Class D, 4.067%, 12/10/47(1)(7)	9,500	8,606,097
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	11,535	10,223,805
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(7)	1,250	1,293,771
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(7)	4,850	4,979,594
JPMBB, Series 2014-C19, Class D, 4.833%, 4/15/47(1)(7)	7,000	6,650,829
JPMBB, Series 2014-C21, Class D, 4.816%, 8/15/47(7)	3,250	3,119,383
JPMBB, Series 2014-C23, Class D, 4.109%, 9/15/47(1)(7)	1,350	1,236,928
JPMBB, Series 2014-C25, Class D, 4.098%, 11/15/47(1)(7)	5,000	4,515,540
MSBAM, Series 2014-C16, Class D, 4.916%, 6/15/47(1)(7)	3,598	3,519,923
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	7,801	6,777,517
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,680,952

Total Commercial Mortgage-Backed Securities (identified cost $64,994,122)		$67,603,977

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,804,715
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,435,214
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,086,375
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	293,552

Total Tax-Exempt Investments (identified cost $4,890,545)		$4,619,856

Senior Floating-Rate Interests — 0.6%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.1%
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20	$233	$209,857
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	394	316,794
MCS AMS Sub-Holdings, LLC, Term Loan, 7.00%, Maturing 10/15/19	1,181	1,152,938

		$1,679,589

Food Services — 0.5%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$19,446	$10,403,771

		$10,403,771

Retail — 0.0%(9)
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	$394	$365,927

		$365,927

Total Senior Floating-Rate Interests (identified cost $15,336,879)		$12,449,287

20	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Common Stocks — 18.4%

Security	Shares	Value

Automotive & Parts — 0.5%
Goodyear Tire & Rubber Co. (The)	343,754	$9,750,582

		$9,750,582

Banks — 2.5%
Bank of America Corp.	1,247,144	$19,867,004
Regions Financial Corp.	2,859,883	28,112,650

		$47,979,654

Beverages — 1.0%
Constellation Brands, Inc., Class A(10)	165,235	$19,157,346

		$19,157,346

Business Equipment and Services — 0.0%(9)
Education Management Corp.(10)(11)(12)	2,788,966	$75,302

		$75,302

Chemicals — 1.9%
LyondellBasell Industries NV, Class A	218,102	$22,577,919
PPG Industries, Inc.	64,107	14,203,547

		$36,781,466

Health Care – Services — 1.5%
Amsurg Corp.(10)	182,523	$11,447,843
Humana, Inc.	103,087	17,071,207

		$28,519,050

Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	303,184	$26,340,626

		$26,340,626

Media — 1.1%
Walt Disney Co. (The)	200,838	$21,835,107

		$21,835,107

Mining — 0.9%
Freeport-McMoRan, Inc.	759,544	$17,674,589

		$17,674,589

Miscellaneous Manufacturing — 1.2%
Ingersoll-Rand PLC	355,739	$23,421,856

		$23,421,856

Security	Shares	Value

Oil & Gas — 1.1%
Occidental Petroleum Corp.	166,750	$13,356,675
Seven Generations Energy, Ltd., Class A(10)	410,454	6,974,146

		$20,330,821

Pharmaceuticals — 0.6%
Eli Lilly & Co.	174,858	$12,567,044

		$12,567,044

Pipelines — 1.0%
Kinder Morgan, Inc.	447,264	$19,209,989

		$19,209,989

Real Estate Investment Trusts (REITs) — 0.3%
American Realty Capital Properties, Inc.	678,893	$6,130,404

		$6,130,404

Semiconductors — 1.4%
Intel Corp.	801,539	$26,090,094

		$26,090,094

Telecommunications — 2.0%
Corning, Inc.	627,463	$13,132,801
Telefonaktiebolaget LM Ericsson ADR	2,327,632	25,417,741

		$38,550,542

Total Common Stocks (identified cost $334,286,048)		$354,414,472

Convertible Preferred Stocks — 4.0%

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(10)(12)	3,103	$203,764

		$203,764

Health Care – Products — 0.7%
Alere, Inc., 3.00%	40,690	$13,521,287

		$13,521,287

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$6,926,292

		$6,926,292

21	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil & Gas — 1.8%
Chesapeake Energy Corp., 5.75%	32,965	$28,391,106
SandRidge Energy, Inc., 7.00%	93,015	3,534,570
SandRidge Energy, Inc., 8.50%	80,591	3,425,118

		$35,350,794

Real Estate Investment Trusts (REITs) — 1.1%
iStar Financial, Inc., Series J, 4.50%	355,075	$20,573,045

		$20,573,045

Total Convertible Preferred Stocks (identified cost $98,976,328)		$76,575,182

Preferred Stocks — 2.1%

Security	Shares	Value

Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,416,492

		$1,416,492

Diversified Financial Services — 1.9%
SLM Corp., 1.971%(6)	591,077	$36,591,390

		$36,591,390

Insurance — 0.1%
XLIT, Ltd., 3.395%(6)	3,085	$2,553,802

		$2,553,802

Total Preferred Stocks (identified cost $44,969,137)		$40,561,684

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(13)	$46,827	$46,826,780

Total Short-Term Investments (identified cost $46,826,780)		$46,826,780

Total Investments — 99.5% (identified cost $1,962,038,952)		$1,914,634,983

Other Assets, Less Liabilities — 0.5%		$9,425,536

Net Assets — 100.0%		$1,924,060,519

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
ACRE	–	Americold LLC Trust
ARP	–	American Residential Properties Trust
CAH	–	Colony American Homes
COMM	–	Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
MSBAM	–	Morgan Stanley Bank of America Merrill Lynch Trust
NPFG	–	National Public Finance Guaranty Corp.
PIK	–	Payment In Kind
PROG	–	Progress Residential Trust
SCFT	–	SpringCastle Funding Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WFRBS	–	WF-RBS Commercial Mortgage Trust

BRL	–	Brazilian Real
CAD	–	Canadian Dollar
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $407,546,357 or 21.2% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $38,327,765 or 2.0% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2015.

(5)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2015.

(8)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the

22	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	60.8%	$1,170,603,412
Mexico	7.5	144,400,283
Brazil	7.1	136,528,449
Supernational	6.7	128,753,907
Canada	6.1	118,265,477
Colombia	2.3	43,748,731
Italy	1.6	30,547,350
Australia	1.6	30,517,130
Sweden	1.3	25,417,741
Greece	1.1	21,844,163
New Zealand	1.1	20,471,487
Ireland	0.7	12,620,480
Ecuador	0.5	10,388,000
Germany	0.5	8,876,137
Norway	0.3	6,598,236
Mongolia	0.3	5,054,000

Total Investments	99.5%	$1,914,634,983

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	76.6%	$1,474,748,255
Canadian Dollar	4.1	78,002,284
New Zealand Dollar	3.9	75,885,755
Indian Rupee	3.9	75,625,357
Mexican Peso	3.9	74,929,843
Brazilian Real	3.2	60,470,776
Indonesian Rupiah	2.8	53,128,550
Euro	1.1	21,844,163

Total Investments	99.5%	$1,914,634,983

23	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $1,915,212,172)	$1,867,808,203
Affiliated investment, at value (identified cost, $46,826,780)	46,826,780
Foreign currency, at value (identified cost, $298)	308
Dividends receivable	1,656,757
Interest receivable	21,690,933
Interest receivable from affiliated investment	11,552
Receivable for investments sold	20,287,571
Tax reclaims receivable	159,393
Total assets	$1,958,441,497

Liabilities
Payable for investments purchased	$13,742,351
Due to custodian	19,696,811
Payable to affiliates:
Investment adviser fee	860,738
Trustees’ fees	5,780
Accrued expenses	75,298
Total liabilities	$34,380,978
Net Assets applicable to investors’ interest in Portfolio	$1,924,060,519

Sources of Net Assets
Investors’ capital	$1,971,589,831
Net unrealized depreciation	(47,529,312)
Total	$1,924,060,519

24	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Interest and other income (net of foreign taxes, $77,699)	$35,372,299
Dividends (net of foreign taxes, $136,567)	8,096,312
Interest allocated from affiliated investment	109,619
Expenses allocated from affiliated investment	(12,901)
Total investment income	$43,565,329

Expenses
Investment adviser fee	$5,141,500
Trustees’ fees and expenses	34,000
Custodian fee	232,773
Legal and accounting services	29,485
Miscellaneous	23,487
Total expenses	$5,461,245
Deduct —
Reduction of custodian fee	$112
Total expense reductions	$112

Net expenses	$5,461,133

Net investment income	$38,104,196

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,959,159
Investment transactions allocated from affiliated investment	357
Foreign currency transactions	(1,434,421)
Net realized gain	$2,525,095
Change in unrealized appreciation (depreciation) —
Investments	$(51,817,904)
Foreign currency	68,113
Net change in unrealized appreciation (depreciation)	$(51,749,791)

Net realized and unrealized loss	$(49,224,696)

Net decrease in net assets from operations	$(11,120,500)

25	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
From operations —
Net investment income	$38,104,196	$25,926,495
Net realized gain from investment and foreign currency transactions	2,525,095	5,683,734
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(51,749,791)	(2,008,322)
Net increase (decrease) in net assets from operations	$(11,120,500)	$29,601,907
Capital transactions —
Contributions	$232,853,807	$1,719,372,450
Withdrawals	(107,849,827)	(111,358,064)
Net increase in net assets from capital transactions	$125,003,980	$1,608,014,386

Net increase in net assets	$113,883,480	$1,637,616,293

Net Assets
At beginning of period	$1,810,177,039	$172,560,746
At end of period	$1,924,060,519	$1,810,177,039

26	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period Ended October 31, 2013(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.58	%(3)	0.59%	0.65	%(3)
Net investment income	4.00	%(3)	3.38%	3.53	%(3)
Portfolio Turnover	17	%(4)	46%	40	%(4)

Total Return	(0.63	)%(4)	9.07%	7.99	%(4)

Net assets, end of period (000’s omitted)	$1,924,061		$1,810,177	$172,561

(1)	For the period from the start of business, January 11, 2013, to October 31, 2013.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

27	See Notes to Financial Statements.

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Bond Fund held an interest of 99.5% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

28

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

29

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, 0.53% from $1 billion up to $2.5 billion, 0.51% from $2.5 billion up to $5 billion and 0.50% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $5,141,500 or 0.54% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $655,359,965 and $303,387,980, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,968,500,213

Gross unrealized appreciation	$58,943,641
Gross unrealized depreciation	(112,808,871)

Net unrealized depreciation	$(53,865,230)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2015, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $19,696,811. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2015. The Portfolio’s average overdraft advances during the six months ended April 30, 2015 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds

30

Bond Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$362,710,064	$—	$362,710,064
Foreign Corporate Bonds	—	308,062,284	—	308,062,284
Foreign Government Bonds	—	371,044,078	—	371,044,078
Convertible Bonds	—	229,948,092	—	229,948,092
Asset-Backed Securities	—	39,819,227	—	39,819,227
Commercial Mortgage-Backed Securities	—	67,603,977	—	67,603,977
Tax-Exempt Investments	—	4,619,856	—	4,619,856
Senior Floating-Rate Interests	—	12,449,287	—	12,449,287
Common Stocks	354,339,170	—	75,302	354,414,472
Convertible Preferred Stocks	—	76,575,182	—	76,575,182
Preferred Stocks	—	40,561,684	—	40,561,684
Short-Term Investments	—	46,826,780	—	46,826,780

Total Investments	$354,339,170	$1,560,220,511	$75,302	$1,914,634,983

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented.

At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

31

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

32

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Bond Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreement of Bond Portfolio (the “Portfolio”), the portfolio in which the Fund invests, with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund and the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of such investment personnel in investing in securities and other instruments to establish investment exposures to a wide variety of bonds and other income instruments, including corporate bonds, commercial mortgage-backed securities and senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Fund and the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Fund and the Portfolio, including the provision of administrative services.

33

Eaton Vance

Bond Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-year period ended September 30, 2014 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by each Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

34

Eaton Vance

Bond Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Bond Portfolio

Kathleen C. Gaffney

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Bond Fund and Bond Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee

**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Bond Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

6844 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 10, 2015

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	June 10, 2015